SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Disclosure of detailed information about common shares issued [Table Text Block]
	Number of shares	Amount $
Balance - December 31, 2021	135,099,174	94,480,512

February 28, 2022	5,650,000	2,046,620
costs of issuance	-	(47,036)
March 10, 2022	75,000	51,045
June 8, 2022	700,000	243,348
June 10, 2022	6,050,000	2,103,225
costs of issuance	-	(47,482)
August 25, 2022	85,000	39,423
September 20, 2022	85,000	38,214
transfer from contributed surplus	-	8,369

Balance - December 31, 2022	147,744,174	98,916,239

April 4, 2023	400,000	97,074
April 5, 2023	1,535,000	366,151
April 14, 2023	95,000	24,387
May 5, 2023	3,370,000	805,703
costs of issuance	-	(24,771)

Balance - December 31, 2023	153,144,174	100,184,783

January 26, 2024	150,000	17,844
February 12, 2024	250,000	29,740
March 11, 2024	150,000	15,565
March 13, 2024	125,000	12,990
contributed surplus portion		47,077
May 1, 2024	250,000	32,706
June 20, 2024	125,000	16,425
June 24, 2024	345,000	45,450
June 28, 2024	75,000	9,862
value of warrants issued		(83,836)
contributed surplus portion		60,636

Balance - December 31, 2024	154,614,174	100,389,242

Disclosure of detailed information about warrants outstanding [Table Text Block]
Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)

2022-02-28	2,873,540	-	-	-	(2,873,540)	-	$0.75	24	2024-02-28	-
2022-06-08	350,000	-	-	-	-	350,000	$0.75	36	2025-06-10	5
2022-06-10	3,025,000	-	-	-	-	3,025,000	$0.75	36	2025-06-10	5
2023-04-04	400,000	-	-	-	-	400,000	$0.60	24	2025-04-04	3
2023-04-05	1,535,000	-	-	-	-	1,535,000	$0.60	24	2025-04-05	3
2023-04-14	95,000	-	-	-	-	95,000	$0.60	24	2025-04-14	3
2023-05-05	3,370,000	-	-	-	-	3,370,000	$0.60	24	2025-05-05	4

	11,648,540	-	-	-	(2,873,540)	8,775,000